Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Mainland China Contribution Plan

17. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were RMB7,129, RMB19,290 and RMB24,539 during the years ended December 31, 2015, 2016 and 2017.